Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 6,470	$ 6,474	$ 2,754
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1.0	16.2	39.3
Preferred stock, shares outstanding	1.0	16.2	39.3
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	25,000,000	25,000,000	25,000,000
Common Stock, shares issued	10,285,832	6,757,225	6,020,555
Common Stock, shares outstanding	10,285,832	6,757,225	6,020,555
Treasury Stock, shares	103,334	103,334	68,889